Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Midas Series Trust
Entity Central Index Key	0000770200
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000032073 [Member]
Shareholder Report [Line Items]
Fund Name	Midas Discovery
Class Name	Midas Discovery
Trading Symbol	MIDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Midas Discovery (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.MidasFunds.com/documents. You can also request this information by contacting us at 800-400-6432.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-400-6432
Additional Information Website	www.MidasFunds.com/documents
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Discovery	$687	3.47%

Expenses Paid, Amount	$ 687
Expense Ratio, Percent	3.47%
Factors Affecting Performance [Text Block]
How did the Fund perform during the period? What affected the Fund’s performance?
PRECIOUS METALS AND FINANCIAL MARKETS:
During the year ended December 31, 2025, the gold price averaged about $3,439 per ounce (all metal prices are based on the London PM Fix) as compared to $2,388 and $1,943 in 2024 and 2023, respectively. With a low of $2,633 and a high of $4,481, the gold price ended up about 63% over the course of 2025. Similarly, the price of silver rose 154% over 2025. These market conditions have positively impacted the Fund because the Fund was invested in companies whose revenue is derived from the mining and sale of gold, silver, and certain base metals.
INVESTMENT STRATEGY AND RETURNS:
The Fund seeks primarily capital appreciation and protection against inflation and, secondarily, current income. During the year ended December 31, 2025, the Fund’s total return was 195.76% and the S&P 500 Index total return was 17.88%. The Fund’s net investment loss, net realized gain on investments, and net increase in unrealized appreciation on investments were, respectively, $492,074, $2,854,311, and $22,149,302, which contributed materially to the Fund’s total return. The Fund’s top performance contributors were Lundin Gold, a Canadian gold miner with operations in Ecuador, and DPM Metals, Inc., a Canadian-based precious metals producer with operations in Europe. The Fund’s top performance detractors during the same period were Victoria Gold Corp., a Canadian gold miner, and B2Gold Corp., a Canadian gold miner with operations in Africa and the Philippines. During this period, unrealized depreciation was recorded from holdings of, among others, B2Gold Corp., and unrealized appreciation from, among others, Agnico Eagle Mines, Ltd., a Canadian precious metals producer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance graph shows returns of an initial investment of $10,000 in the Fund as of December 31, 2025. The data presented represents past performance and cannot be used to predict future results.

Average Annual Return [Table Text Block]
Average Annual Total Returns (for the periods ended December 31, 2025):

	1 Year	5 Years	10 Years

MIDAS DISCOVERY	195.76%	17.47%	17.26%

S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit www.MidasFunds.com for the most recent performance information.
Net Assets	$ 44,059,740
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 251,429
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)

Fund’s net assets	$44,059,740

Total number of portfolio holdings	26

Portfolio turnover rate	28%

Total advisory fees paid	$251,429

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Agnico Eagle Mines Limited	12%
Lundin Gold Inc.	9%
DPM Metals Inc.	7%
Evolution Mining Ltd.	6%
IAMGold Corp.	6%
Endeavour Mining plc	4%
Kinross Gold Corp.	4%
OceanaGold Corp.	4%
Royal Gold, Inc.	4%
Torex Gold Resources Inc.	4%
Total	60%
The tables are shown with approximate percentages of net assets, are subject to change, and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors. Allocations of less than 1% in the aggregate are not shown. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund.

Largest Holdings [Text Block]

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Agnico Eagle Mines Limited	12%
Lundin Gold Inc.	9%
DPM Metals Inc.	7%
Evolution Mining Ltd.	6%
IAMGold Corp.	6%
Endeavour Mining plc	4%
Kinross Gold Corp.	4%
OceanaGold Corp.	4%
Royal Gold, Inc.	4%
Torex Gold Resources Inc.	4%
Total	60%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at www.MidasFunds.com or upon request at 800‑400‑6432.
Effective April 30, 2025, the Fund’s name changed from Midas Fund to Midas Discovery.

Material Fund Change Name [Text Block]	Effective April 30, 2025, the Fund’s name changed from Midas Fund to Midas Discovery.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at www.MidasFunds.com or upon request at 800‑400‑6432.

Updated Prospectus Phone Number	800‑400‑6432
Updated Prospectus Web Address	www.MidasFunds.com
C000119766 [Member]
Shareholder Report [Line Items]
Fund Name	Midas Special Opportunities
Class Name	Midas Special Opportunities
Trading Symbol	MISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Midas Special Opportunities (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.MidasFunds.com/documents. You can also request this information by contacting us at 800‑400‑6432.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800‑400‑6432
Additional Information Website	www.MidasFunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Special Opportunities	$395	3.44%

Expenses Paid, Amount	$ 395
Expense Ratio, Percent	3.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period? What affected the Fund’s performance?
Over the course of 2025, U.S. equity markets reacted favorably to the Federal Reserve’s accommodative monetary policy, positive GDP growth in the second and third quarters of 2025, and moderate inflation as measured by the Consumer Price Index. Additionally, U.S. corporate earnings remained resilient, as U.S corporate profits after tax were 4.3% higher in the third quarter of 2025 compared to the third quarter 2024. In addition, the Fund benefited from, among other things, investor enthusiasm over the potential of artificial intelligence, which favorably impacted two of the Fund’s holdings, Alphabet Inc. and Lam Research Corporation.
INVESTMENT STRATEGY AND RETURNS:
The Fund seeks capital appreciation. Over fiscal year 2025, the Fund’s total return was 29.82% and the S&P 500 Index total return was 17.88%. The Fund’s net investment loss, net realized gain on investments, and net increase in unrealized appreciation on investments were, respectively, $577,506, $898,502, and $5,606,140, which contributed materially to the Fund’s total return. The Fund’s top performance contributors were Alphabet, Inc., a multinational technology company, and Lam Research Corporation, an American supplier of equipment to the semiconductor industry. The Fund’s top performance detractors were UnitedHealth Group, Inc., a health care company that provides health insurance and services, and Williams-Sonoma, Inc., a consumer retail company that sells kitchenware and home furnishings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance graph shows returns of an initial investment of $10,000 in the Fund as of December 31, 2025. The data presented represents past performance and cannot be used to predict future results.

Average Annual Return [Table Text Block]
Average Annual Total Returns (for the periods ended December 31, 2025):

	1 Year	5 Years	10 Years

MIDAS SPECIAL OPPORTUNITIES	29.87%	18.25%	15.32%

S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit www.MidasFunds.com for the most recent performance information.
Net Assets	$ 25,231,039
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 202,740
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)

Fund’s net assets	$25,231,039

Total number of portfolio holdings	11

Portfolio turnover rate	5%

Total advisory fees paid	$202,740

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Alphabet Inc. Class A	40%
Mastercard Incorporated Class A	23%
JPMorgan Chase & Co.	9%
AutoZone, Inc.	9%
Lam Research Corporation	8%
Williams-Sonoma, Inc.	7%
Berkshire Hathaway Inc. Class B	6%
QUALCOMM Inc.	3%
Essent Group Ltd.	3%
Interactive Brokers Group, Inc.	2%
Total	110%
The tables are shown with approximate percentages of net assets, are subject to change, and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors. Allocations of less than 1% in the aggregate are not shown. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund.

Largest Holdings [Text Block]

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Alphabet Inc. Class A	40%
Mastercard Incorporated Class A	23%
JPMorgan Chase & Co.	9%
AutoZone, Inc.	9%
Lam Research Corporation	8%
Williams-Sonoma, Inc.	7%
Berkshire Hathaway Inc. Class B	6%
QUALCOMM Inc.	3%
Essent Group Ltd.	3%
Interactive Brokers Group, Inc.	2%
Total	110%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at www.MidasFunds.com or upon request at 800-400-6432.
Effective April 30, 2025, the Fund’s name changed from Midas Magic to Midas Special Opportunities.

Material Fund Change Name [Text Block]	Effective April 30, 2025, the Fund’s name changed from Midas Magic to Midas Special Opportunities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at www.MidasFunds.com or upon request at 800-400-6432.

Updated Prospectus Phone Number	800-400-6432
Updated Prospectus Web Address	www.MidasFunds.com